Retirement Benefit and Other Post-retirement Obligations - Summary of Effect of a Half Percentage Point Increase and Decrease in the Inflation Rate (Detail) - UK Group plan [member] - Inflation [member]
£ in Millions
Dec. 31, 2021 GBP (£)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease) /increase in defined benefit obligation, 0.5% increase	£ 142
(Decrease) /increase in defined benefit obligation, 0.5% decrease	£ (141)